P.O. Box 2600
Valley Forge, PA 19482-2600

610-669-4294
michael_drayo@vanguard.com

October 21, 2009

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Bond Index Funds

Commissioners:

On behalf of the Vanguard Bond Index Funds (the “Trust”), accompanying this letter for filing is a Registration Statement on Form N-14 (the “Registration Statement”). The Registration Statement relates to the proposed reorganization (the “Reorganization”) of the Vanguard Institutional Total Bond Market Index Fund (the “Institutional Fund”), a series of the Vanguard Institutional Index Funds, into the Vanguard Total Bond Market Index Fund (the “Total Bond Fund”), a series of the Trust.

A meeting of shareholders of the Institutional Fund will be held on February 3, 2010, at which time shareholders will be asked to vote on the Reorganization. Included in the Registration Statement is the form of proxy for the shareholder meeting.

In accordance with Rule 14a-6(j) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), the proxy material that forms part of the Registration Statement shall be deemed to be filed on behalf of the Institutional Fund pursuant to Regulation 14A under the 1934 Act. No filing fee is due in reliance on Section 24(f) under the Investment Company Act of 1940 and Rule 14a-6(j)(2) under the 1934 Act.

It is proposed that the Registration Statement will become effective on November 23, 2009, pursuant to Rule 488 under the Securities Act of 1933. If you have any questions or comments, please contact me at 610-669-4294.

Sincerely,

/s/ Michael J. Drayo

Michael J. Drayo
Associate Counsel

cc:	Christian Sandoe, Esquire
U.S. Securities and Exchange Commission